Consolidated Income Statement (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 2,383	$ 2,241	$ 5,977	$ 3,546
Research & development	(10,198)	(14,238)	(19,526)	(33,516)
Manufacturing commercialization	(6,590)	(6,450)	(14,127)	(18,374)
Management and administration	(7,814)	(7,867)	(13,692)	(15,546)
Fair value remeasurement of contingent consideration	(351)	1,462	(71)	16,569
Fair value remeasurement of warrant liability	2,152		2,152
Other operating income and expenses	(227)	296	(405)	395
Finance costs	(5,380)	(1,062)	(9,040)	(3,966)
Loss before income tax	(26,025)	(25,618)	(48,732)	(50,892)
Income tax benefit/(expense)	80	(74)	142	656
Loss attributable to the owners of Mesoblast Limited	$ (25,945)	$ (25,692)	$ (48,590)	$ (50,236)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (4.00)	$ (4.38)	$ (7.50)	$ (8.60)
Diluted - losses per share	$ (4.00)	$ (4.38)	$ (7.50)	$ (8.60)